MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests [Table Text Block]
	December 31, 2022	December 31, 2021
Depletable properties	$832,820	$805,649
Non-depletable properties (exploration and evaluation costs, exploration potential)	228,304	242,881
	$1,061,124	$1,048,530

Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]

Depletable properties	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-producing Properties(1)	Total
Cost
At December 31, 2020	$250,093	$73,292	$118,312	$—	$497,191	$938,888
Additions	34,894	16,150	2,546	16,618	—	70,208
Acquisition of Jerritt Canyon (Note 4)	—	—	—	340,652	—	340,652
Change in decommissioning liabilities	1,209	2,177	584	28,799	(2,622)	30,147
Transfer from non-depletable properties	—	34,302	1,293	—	—	35,595
At December 31, 2021	$286,196	$125,921	$122,735	$386,069	$494,569	$1,415,490
Additions	30,733	23,957	2,507	58,728	—	115,925
Transfer to asset held-for-sale (Note 15)	—	—	—	—	(279,399)	(279,399)
Change in decommissioning liabilities (Note 23)	(1,800)	1,518	(879)	1,241	(2,332)	(2,252)
Disposal of royalty portfolio (Note 15)	—	—	(1,721)	—	—	(1,721)
Transfer from non-depletable properties	—	—	2,098	30,503	—	32,601
At December 31, 2022	$315,129	$151,396	$124,740	$476,541	$212,838	$1,280,644
Accumulated depletion, amortization and impairment reversal
At December 31, 2020	($45,502)	($20,400)	($92,447)	$—	($388,354)	($546,703)
Depletion and amortization	(27,169)	(8,250)	(4,461)	(23,258)	—	(63,138)
At December 31, 2021	($72,671)	($28,650)	($96,908)	($23,258)	($388,354)	($609,841)
Depletion and amortization	(30,800)	(12,652)	(4,336)	(28,125)	—	(75,913)
Reversal of impairment (Note 15)	—	—	—	—	8,203	8,203
Transfer to asset held-for-sale (Note 15)	—	—	—	—	235,448	235,448
Impairment (Note 15)	—	—	—	—	(5,721)	(5,721)
At December 31, 2022	($103,471)	($41,302)	($101,244)	($51,383)	($150,424)	($447,824)

Carrying values
At December 31, 2021	$213,526	$97,271	$25,827	$362,811	$106,215	$805,649
At December 31, 2022	$211,658	$110,094	$23,496	$425,158	$62,414	$832,820
(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. The net book value of depletable mining interests for La Guitarra and La Parrilla that have been classified as assets held-for-sale are $30.2 million and $13.8 million, respectively.

Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [Table Text Block]

Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada	Jerritt Canyon(c)	Non-producing Properties(1)	Exploration Projects(2)	Springpole Stream(d)	Total
At December 31, 2020	$17,179	$33,951	$2,955	$—	$37,004	$22,099	$4,356	$117,545
Exploration and evaluation expenditures	12,007	31,418	2,978	12,424	1,748	985	7,500	69,060
Change in decommissioning liabilities (Note 23)	—	—	—	—	—	(136)	—	(136)
Acquisition of Jerritt Canyon (Note 4)	—	—	—	92,007	—	—	—	92,007
Transfer to depletable properties	—	(34,302)	(1,293)	—	—	—	—	(35,595)
At December 31, 2021	$29,186	$31,067	$4,640	$104,431	$38,752	$22,948	$11,856	$242,881
Exploration and evaluation expenditures	9,645	10,664	2,393	19,752	771	694	—	43,919
Change in decommissioning liabilities	—	—	—	—	—	(153)	—	(153)
Impairment (Note 15)	—	—	—	—	(2,132)	—		(2,132)
Reversal of impairment (Note 15)	—	—	—	—	1,044	—	—	1,044
Disposal of royalty portfolio (Note 15)	—	—	—	—	(15,485)	—	—	(15,485)
Transfer to asset held-for-sale (Note 15)	—	—	—	—	(9,169)	—	—	(9,169)
Transfer to depletable properties	—	—	(2,098)	(30,503)	—	—	—	(32,601)
At December 31, 2022	$38,831	$41,731	$4,935	$93,680	$13,781	$23,489	$11,856	$228,304
(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. The net book value of non-depletable mining interest for La Guitarra and La Parrilla that have been classified as assets held-for-sale are $3.9 million and $5.3 million, respectively.
(2) Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects.